Allowance for Doubtful Accounts (Tables)	12 Months Ended
Mar. 31, 2014
Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2012, 2013 and 2014 were as follows:

	Yen (Millions)
	2012	2013	2014
Balance at beginning of year	¥67	75	54
Provision for (reversal of) allowance	8	(13)	74
Amounts written off	—	(8)	0

Balance at end of year	¥75	54	128